Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	WSFS did not, during the year ended December 31, 2025, grant new awards of stock options, stock appreciation rights or similar option-like instruments and does not have a current practice of doing so.  Accordingly, it does not have a policy on the timing of awards of such instruments in relation to the disclosure of material nonpublic information.